Debt	12 Months Ended
Dec. 31, 2022
Debt [Abstract]
DEBT

8.      DEBT

As of December 31, 2022, there is no debt outstanding as all outstanding debts have been paid off or converted into Legacy FaZe common stock and eventually to Company common stock as a result of the Business Combination. Debt as of December 31, 2021 consisted of the following:

As of December 31, 2021	(in thousands)
	Unpaid Principal	Short- term	Long- term	Unamortized Issuance Costs	Net Carrying Value
2021 Cox Convertible Promissory Note	$15,000	$—	$15,000	$—	$15,000
2021 Convertible Promissory Notes	675	—	675	—	675
2020 Secured Convertible Promissory Note	55,000	—	55,000	(358)	54,642
2020 Convertible Promissory Notes	2,525	2,025	500	—	2,525
2020 PPP Loan	1,123	1,123	—	—	1,123
Other loans	37	—	37	—	37
Total principal amount outstanding	$74,360	$3,148	$71,212	$(358)	$74,002

2021 Cox Convertible Promissory Notes

In August 2021, Legacy FaZe entered into an agreement with Cox Investment Holdings, Inc. (“Cox”) to which the Legacy FaZe sold convertible promissory notes totaling $10.0 million. The maturity date is the earliest of (a) December 15, 2023, (b) the consummation of an initial public offering, (c) the merger of Legacy FaZe with another entity, (d) a transaction pursuant to which more than 50% of Legacy FaZe’s equity securities come to be owned by an unrelated third party, (e) a sale of all or substantially all of the assets of Legacy FaZe, or (f) the consummation of a private round of equity financing resulting in aggregate gross proceeds to Legacy FaZe of at least $15.0 million (“Cox Qualified Financing”). In addition, Cox exercised its right to purchase an additional $5.0 million in Cox Convertible Promissory Notes in October 2021.

The convertible promissory notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock most recently sold in a Cox Qualified Financing consummated prior to such time. The conversion price is equal to the lesser of (a) the imputed pre-money enterprise value of Legacy FaZe with respect to the Cox Qualified Financing most recently consummated prior to the time of determination, and (b) $250.0 million minus the then outstanding debt of Legacy FaZe in excess of $25.0 million, divided by the total number of shares of capital stock of Legacy FaZe then currently issued and outstanding, calculated on an as-exercised, as-converted, fully diluted basis, but excluding (a) shares of capital stock of Legacy FaZe issuable upon the conversion of the note, and (b) shares of capital stock issuable upon conversion of other convertible notes or indebtedness then outstanding.

The 2021 Cox Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 10.00% per annum and are secured against substantially all assets of Legacy FaZe.

Legacy FaZe evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.

As a result of the Business Combination, on the Closing Date, $15.0 million of Legacy FaZe’s 2021 Cox Convertible Promissory Notes with $1.3 million accrued interest were converted into 3,096,908 shares of the Company’s common stock pursuant to original contractual terms and derecognized at the carrying amount of the debt.

2021 Convertible Promissory Notes

In June and August 2021, Legacy FaZe entered into Convertible Promissory Note agreements with accredited investors pursuant to which Legacy FaZe sold Promissory Notes totaling $0.7 million. For each note issued, the maturity date is the second anniversary of the date of the Purchase Agreement. The conversion price is equal to 90% of the price per share sold in a preferred stock financing, provided the price is subject to adjustment in the event Legacy FaZe’s enterprise value is greater than $250.0 million on that date.

The 2021 Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 4.00% per annum and are subordinate and junior in right of payment to any senior indebtedness of Legacy FaZe.

Legacy FaZe evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.

As a result of the Business Combination, on the Closing Date, $0.7 million of Legacy FaZe’s 2021 Convertible Promissory Notes with $26,770 accrued interest were converted into 133,276 shares of the Company’s common stock pursuant to original contractual terms and derecognized at the carrying amount of the debt.

2020 Secured Convertible Note Purchase Agreements and Secured Convertible Promissory Notes

In December 2020, Legacy FaZe entered into a Secured Convertible Note Purchase Agreement as amended on February 22, 2021, April 23, 2021, and August 16, 2021 (together, the “Purchase Agreement”) with CPH Phase II SPV L.P. and CPH Phase III SVP L.P., accredited investors, (collectively referred to as “CPH Noteholders”) pursuant to which Legacy FaZe agreed to sell Secured Convertible Promissory Notes (the “CPH Notes”), for a total of up to $91.7 million, to the investors. Legacy FaZe issued Secured Convertible Promissory Notes to the investors for a total of $55.0 million.

In October 2021, Legacy FaZe entered into an agreement with the CPH Noteholders, for the settlement of the accrued interest on the CPH Notes and the settlement of the purchaser’s right, but not obligation, to purchase additional CPH Notes from Legacy FaZe for up to $36.7 million expiring in June 2022 (“CPH Right”). The CPH Right has an anti-dilution feature and survives beyond a change-in-control event, including a merger transaction with a special purpose acquisition company. Legacy FaZe settled the accrued interest through February 1, 2022 and the CPH Right for 523,763 and 4,800,000 shares of the Company’s common stock, respectively, issuable upon the close of the Merger. The accrued interest after February 1, 2022 was paid in cash. The common stock and cash for accrued interest and the common stock for the CPH Right was settled upon close of the Merger on July 19, 2022.

For each note issued under the Purchase Agreement, the maturity date is the earlier of December 15, 2023 of either (i) an initial public offering, (ii) a transaction or series of related transactions pursuant to which more than 50% of Legacy FaZe’s equity securities come to be owned by an unrelated third party or (iii) the sale of all or substantially all of the assets of Legacy FaZe (a “Liquidity Event”). The CPH Notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock (“Conversion Shares”) sold in a private round of equity financing consummated after January 1, 2021 that result in gross proceeds of at least $15.0 million (a “CPH Qualified Financing”). The conversion price is equal to the imputed pre-money enterprise value of Legacy FaZe with respect to the CPH Qualified Financing divided by the total number of shares of capital stock then currently issued and outstanding, calculated on an as-exercised, as-converted, fully diluted basis, but excluding shares of capital stock of Legacy FaZe issuable to the investor upon conversion of the CPH Notes. The conversion price is subject to adjustment in the event Legacy FaZe’s enterprise value is greater than $250.0 million at the time of conversion.

Legacy FaZe may prepay the CPH Notes in whole or in part at any time without penalty, provided the investor has the right to utilize the proceeds to purchase the Conversion Shares at the conversion price prior to the maturity date. The CPH Notes bear interest at 10.00% per annum and are secured against substantially all assets of Legacy FaZe.

Legacy FaZe evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.

As a result of the Business Combination, on the Closing Date, $54.7 million of Legacy FaZe’s 2020 Secured Convertible Note Purchase Agreements and Secured Convertible Promissory Notes, with $5.3 million accrued interest, were converted into 15,769,002 shares of the Company’s common stock. In addition, $2.6 million of accrued interest was settled by cash. Upon the conversion of such debts under the Merger Agreement terms, approximately $112.9 million of loss on debt extinguishment was recognized in the year ended December 31, 2022.

2020 Convertible Promissory Notes

In March — June 2020, Legacy FaZe entered into Convertible Promissory Note agreements with accredited investors pursuant to which Legacy FaZe sold Convertible Promissory Notes totaling $2.5 million. Subsequent to the execution of the Merger Agreement, in November and December 2021, Legacy FaZe entered into consent letters with each of the 2020 Convertible Promissory Note Holders wherein each note was converted into a number of shares of Legacy FaZe’s common stock immediately prior to the Merger. The conversion price was equal to $250.0 million or $200.0 million divided by the total number of shares of capital stock of Legacy FaZe issued and outstanding, calculated on an as-exercised, as-converted, fully diluted basis, but excluding shares of capital stock of Legacy FaZe issued or issuable upon conversion of the note and other convertible notes of Legacy FaZe.

The 2020 Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 4.00% per annum and are subordinate and junior in right of payment to any senior indebtedness of Legacy FaZe.

Legacy FaZe evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.

As a result of the Business Combination, on the Closing Date, $2.5 million of Legacy FaZe’s 2020 Convertible Promissory Notes, with $0.2 million accrued interest, were converted into 546,220 shares of the Company’s common stock. Upon the conversion of such debts under the Merger Agreement terms, approximately $2.4 million of loss on debt extinguishment was recognized in the year ended December 31, 2022.

2022 B. Riley Term Loan

In March 2022, Legacy FaZe entered into a Bridge Loan Agreement with B. Riley Commercial Capital, LLC (“B. Riley Lender”), an affiliate of B. Riley 150, pursuant to which Legacy FaZe received a term loan in the amount of $10.0 million in a single advance (“Initial Term Loan”). Upon receipt of a borrowing notice from Legacy FaZe to B. Riley Lender in April 2022, B. Riley Lender issued Legacy FaZe a second advance of $10.0 million (“Final Term Loan”). The maturity date is the Closing Date of the Merger Agreement.

The 2022 B. Riley Term Loan accrues interest at a rate of 7.00% per annum, compounded quarterly, with such interest accrued on the last business day of each calendar quarter, and shall be paid in cash on the maturity date and is secured against substantially all assets of Legacy FaZe.

As a result of the Business Combination, on the Closing Date, the Company paid the $20.0 million 2022 B. Riley Term Loan and $0.4 million of accrued interest with the proceeds of the Merger.

2020 Paycheck Protection Program Loan

In May 2020, Legacy FaZe entered into a Promissory Note dated May 4, 2020 (the “PPP Loan”) with Harvest Small Business Finance, LLC (“Harvest”), pursuant to which Harvest agreed to make a loan to Legacy FaZe under the Paycheck Protection Program offered by the U.S. Small Business Administration in a principal amount of $1.1 million pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Loan proceeds are available to be used to pay for payroll costs, including salaries, commissions and similar compensation, group health care benefits and paid leaves, rent, utilities, and interest on certain other outstanding debt.

Legacy FaZe is required to make principal and interest payments in monthly installments, beginning ten months after the last day of the covered period, on the balance that is not forgiven. The loan matures in May 2022 and bears interest at a rate of 1.00% per annum.

As a result of the Business Combination, on the Closing Date, the Company paid the $1.1 million of outstanding PPP Loan and $24,760 of accrued interest with the proceeds of the Merger.

Interest Expense

Interest expense for the year ended December 31, 2022 and 2021 was $4.5 million and $5.5 million, respectively, includes $0.1 million and $0.1 million of amortization of debt issuance costs, respectively.